Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Net Loss per Common Share

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator:
Net (loss)	$(2,332,426)	$(4,808,430)	$(6,692,957)	$(11,155,267)

Denominator:
Denominator for basic earnings per share - Weighted- average common shares issued and outstanding during the period	21,530,012	19,821,999	22,191,644	14,151,337
Denominator for diluted earnings per share	21,530,012	19,821,999	22,191,644	14,151,337
Basic (loss) per share	$(0.10)	$(0.24)	$(0.30)	$(0.79)
Diluted (loss) per share	$(0.10)	$(0.24)	$(0.30)	$(0.79)

	For the Years
	Ended December 31,
	2021	2020
Numerator:	$(28,100,245)	$(6,289,205)
Net (loss)

Denominator:
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period	16,603,788	7,325,708
Denominator for diluted earnings per share	16,603,788	7,325,708
Basic (loss) per share	$(1.69)	$(0.86)
Diluted (loss) per share	$(1.69)	$(0.86)